Loans, Impaired Loans, and Allowance for Credit Losses - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Apr. 30, 2021 CAD ($) Customer	Oct. 31, 2020 CAD ($) Customer
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 62,000,000	$ 77,000,000
Canada Emergency Business Account Program [member]
Disclosure of detailed information about financial instruments [line items]
Canada emergency business account loan description	Under the Canada Emergency Business Account (CEBA) Program, with funding provided by Her Majesty in Right of Canada (the "Government of Canada") and Export Development Canada (EDC) as the Government of Canada's agent, the Bank provides eligible business banking customers with an interest-free, partially forgivable loan of up to $60,000 until December 31, 2022. If the loan is not repaid by December 31, 2022, it will be extended for an additional 3-year term bearing an interest rate of 5% per annum.
Due Date for eligible remaining loan waiver	Dec. 31, 2022
Interest Rate	5.00%
Enrolled customers | Customer	206,000	184,000
Funded loans outstanding	$ 11,000,000,000	$ 7,300,000,000
Canada Emergency Business Account Program [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
CEBA Loan Eligible Amount	$ 60,000